Equity - Additional Information (Details) - USD ($)			12 Months Ended
	Jun. 06, 2025	Feb. 19, 2025	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	May 07, 2024
Class of Stock [Line Items]
Common stock, shares authorized					100
Common stock, par value			$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued			58,409,823		100
Issuance of common shares/ capital stock			$ 279,347
Gross proceeds of common shares			279,347
Net proceeds of common shares			$ 0
Common stock, shares outstanding			58,409,823		100
Cash distributions per common share			$ 80,000	$ 260,417
Total cash distribution paid			$ 8,000,000	$ 25,000,000
BRPC II | Purchase Agreement
Class of Stock [Line Items]
Common stock, par value			$ 0.001
Issuance of common shares/ capital stock, shares			215,272
Shares issued and sold, average gross price			$ 1.3
BRPC II | Maximum | Purchase Agreement
Class of Stock [Line Items]
Issuance of common shares/ capital stock	$ 20,000,000
MGO Financial Advisor
Class of Stock [Line Items]
Common stock, shares issued			1,413,462
Heidmar Shareholders
Class of Stock [Line Items]
Common stock, shares issued			52,497,968
Heidmar Maritime Holdings Corp.
Class of Stock [Line Items]
Common stock, shares authorized		450,000,000
Common stock, par value		$ 0.001
Preferred stock, shares authorized		50,000,000
Preferred shares, par value (in Dollars per share)		$ 0.001
Stock issuance ratio		16.6667
Percentage of allocation of shares		94.34%
Issuance of common shares/ capital stock, shares			57,123,798
Issuance of common shares/ capital stock			$ 57,124
MGO Global Inc.
Class of Stock [Line Items]
Preferred shares, par value (in Dollars per share)		$ 0.001
Common stock, shares issued			3,212,368
Percentage of allocation of shares		5.66%
Class A
Class of Stock [Line Items]
Common stock, shares authorized			450,000,000